Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue Disaggregation
As of December 31, 2023, 2022 and 2021, the revenues were as follows:
A.    Revenue disaggregation

For the year ended December 31,	Exploration and Production		Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2023
United States	Ps.	296,391,618	—	—	173,219,736	134,750,470	—	2,266,722	606,628,546
Other	79,526,182		—	—	—	12,068,575	—	174,843	91,769,600
Europe	63,582,520		—	—	—	5,571,102	—	—	69,153,622
Local	171,028		751,357,961	1,380,704	—	182,914,436	856	16,537,444	952,362,429
Incentive for automotive fuels (2)	—		23,421	—	—	—	—	—	23,421
Total	Ps.	439,671,348	751,381,382	1,380,704	173,219,736	335,304,583	856	18,979,009	1,719,937,618
2022
United States	Ps.	370,279,490	—	—	238,940,945	237,373,418	—	1,573,151	848,167,004
Other	137,931,414		—	—	—	6,861,495	—	3,656,343	148,449,252
Europe	72,285,406		—	—	—	4,953,641	—	—	77,239,047
Local	312,637		1,096,148,409	1,582,712	—	87,349,368	867	12,275,057	1,197,669,050
Incentive for automotive fuels (2)	—		111,863,956	—	—	—	—	—	111,863,956
Total	Ps.	580,808,947	1,208,012,365	1,582,712	238,940,945	336,537,922	867	17,504,551	2,383,388,309
2021
United States	Ps.	258,726,545	—	—	—	240,012,752	—	4,619,666	503,358,963
Other	141,904,248		—	—	—	13,141,852	—	1,124,425	156,170,525
Europe	67,589,171		—	—	—	1,422,317	—	—	69,011,488
Local	374,882		705,135,235	2,949,047	—	51,273,979	1,700	7,352,801	767,087,644
Total	Ps.	468,594,846	705,135,235	2,949,047	—	305,850,900	1,700	13,096,892	1,495,628,620
Major products and services
2023
Crude oil	Ps.	439,500,320	—	—	—	9,640,797	—	—	449,141,117
Gas	140,303		63,518,907	—	4,170,270	31,402,341	—	—	99,231,821
Refined petroleum products	—		678,384,156	—	1,350,729	292,288,972	—	—	972,023,857
Incentive for automotive fuels (2)	—		23,421	—	—	—	—	—	23,421
Other	—		9,133,638	—	167,698,486	63,985	—	18,925,352	195,821,461
Services	30,725		321,260	1,380,704	251	1,908,488	856	53,657	3,695,941
Total	Ps.	439,671,348	751,381,382	1,380,704	173,219,736	335,304,583	856	18,979,009	1,719,937,618
2022
Crude oil	Ps.	580,496,310	—	—	—	3,244,632	—	—	583,740,942
Gas	226,289		122,981,393	—	12,419,661	104,994,293	—	—	240,621,636
Refined petroleum products	—		959,816,508	—	210,402,816	225,508,913	—	—	1,395,728,237
Incentive for automotive fuels (2)	—		111,863,956	—	—	—	—	—	111,863,956
Other	—		12,254,413	—	15,687,956	617,009	—	17,488,810	46,048,188
Services	86,348		1,096,095	1,582,712	430,512	2,173,075	867	15,741	5,385,350
Total	Ps.	580,808,947	1,208,012,365	1,582,712	238,940,945	336,537,922	867	17,504,551	2,383,388,309
2021
Crude oil	Ps.	468,219,964	—	—	—	—	—	—	468,219,964
Gas	197,275		112,906,272	—	—	76,144,006	—	—	189,247,553
Refined petroleum products	—		572,490,831	—	—	221,990,729	—	—	794,481,560
Other	—		19,227,133	—	—	6,401,982	—	13,077,187	38,706,302
Services	177,607		510,999	2,949,047	—	1,314,183	1,700	19,705	4,973,241
Total	Ps.	468,594,846	705,135,235	2,949,047	—	305,850,900	1,700	13,096,892	1,495,628,620
Timing of revenue recognition
2023
Products transferred at a point in time	Ps.	439,640,623	727,928,413	1,380,704	173,219,486	333,396,095	—	18,925,352	1,694,490,673
Products and services transferred over the time	30,725		23,452,969	—	250	1,908,488	856	53,657	25,446,945
Total	Ps.	439,671,348	751,381,382	1,380,704	173,219,736	335,304,583	856	18,979,009	1,719,937,618
2022
Products transferred at a point in time	Ps.	580,722,599	1,150,738,488	1,582,712	238,510,433	334,364,846	—	17,488,810	2,323,407,888
Products and services transferred over the time	86,348		57,273,877	—	430,512	2,173,076	867	15,741	59,980,421
Total	Ps.	580,808,947	1,208,012,365	1,582,712	238,940,945	336,537,922	867	17,504,551	2,383,388,309
2021
Products transferred at a point in time	Ps.	468,417,239	651,854,339	2,949,047	—	304,536,717	—	13,077,187	1,440,834,529
Products and services transferred over the time	177,607		53,280,896	—	—	1,314,183	1,700	19,705	54,794,091
Total	Ps.	468,594,846	705,135,235	2,949,047	—	305,850,900	1,700	13,096,892	1,495,628,620
(1)Beginning January 20, 2022 DPRLP information is now included as a separate business segment.
(2)For more information on the incentive for automotive fuels, see Note 3-S and Note 7-E below.

Schedule of Nature and Timing of Satisfaction of Performance Obligation
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).
Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.
The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.
For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to two months in determining the final sale price, such as in the case of sales to some regions.
Revenue is measured initially estimating variables such as quality and volume claims, delays in boarding, etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.
The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Comisión Reguladora de Energía (Energy Regulatory Commission or “CRE”).

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Products / services	Nature, performance obligations	Timing of revenue recognition
Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue initially is measured estimating variables as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.
The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.